Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	INVESTMENT HOUSE FUNDS
Entity Central Index Key	0001160363
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000004197
Shareholder Report [Line Items]
Fund Name	The Investment House Growth Fund
Trading Symbol	TIHGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Investment House Growth Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/tihf/. You can also request this information by contacting us at (888) 456-9518.
Additional Information Phone Number	(888) 456-9518
Additional Information Website	https://funddocs.filepoint.com/tihf/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment House Growth Fund (The)	$72	1.41%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

      For the semi-annual period ended January 31, 2026, the Fund returned 2.1% vs 10.1% for the S&P 500® Index (the “benchmark”). The Fund benefited from its second largest sector allocation to the Communications sector, 25.4% vs 11.0% for the benchmark with the Fund’s Communications sector holdings underperforming 17.5% vs 24.1% for the benchmark. Our largest sector allocation was Technology, 41.3% vs 33.4% for the benchmark, with our technology companies underperforming the benchmark -3.3% to 7.3%. The Fund’s allocations to Financials were roughly a little less than half the benchmark’s, 5.7% vs 12.9%, with the Fund’s financial holdings underperforming 0.5% vs 2.8%. Our Health Care exposure was 7.2% vs 9.4% for the benchmark with the Fund’s selections underperforming the benchmark 2.9% vs 19.7%. In Consumer Discretionary, the Fund’s exposure was 13.4% vs 10.4% for the benchmark, with our Consumer Discretionary selections for the Fund underperforming 4.3% to 9.4%. The Fund’s Materials exposure was 1.9% to 2.0% for the benchmark and the Fund underperformed the benchmark 8.0% to 13.8%.

     Negatively affecting the Fund’s performance relative to the benchmark were the Energy, Real Estate, and Utilities sectors which all contributed positive performance for the benchmark, whereas the Fund had no exposure to these sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Investment House Growth Fund (The)	S&P 500® Index
Jan-2016	$10,000	$10,000
Jan-2017	$11,761	$12,004
Jan-2018	$16,150	$15,174
Jan-2019	$15,828	$14,823
Jan-2020	$19,534	$18,037
Jan-2021	$26,201	$21,148
Jan-2022	$29,359	$26,074
Jan-2023	$22,199	$23,932
Jan-2024	$31,500	$28,914
Jan-2025	$42,171	$36,541
Jan-2026	$44,251	$42,515

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
Investment House Growth Fund (The)	4.93%	11.05%	16.04%
S&P 500® Index	16.35%	14.99%	15.57%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Call (888) 456-9518 or visit https://funddocs.filepoint.com/tihf/ for updated performance information.
AssetsNet	$ 226,413,685
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 1,587,552
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$226,413,685 Number of Portfolio Holdings38 Advisory Fee $1,587,552 Portfolio Turnover0%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.1%
Materials	1.9%
Industrials	2.1%
Consumer Staples	3.0%
Financials	5.7%
Health Care	7.2%
Consumer Discretionary	13.4%
Communications	25.4%
Technology	41.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Meta Platforms, Inc. - Class A	12.7%
Alphabet, Inc. - Classes A & C	11.0%
NVIDIA Corporation	10.1%
Amazon.com, Inc.	9.1%
Intuitive Surgical, Inc.	6.0%
Apple, Inc.	5.4%
Intuit, Inc.	3.7%
Texas Instruments, Inc.	3.3%
CrowdStrike Holdings, Inc. - Class A	3.1%
Intercontinental Exchange, Inc.	2.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended January 31, 2026.